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                             CASH ACCUMULATION TRUST
                               100 MULBERRY STREET
                         GATEWAY CENTER THREE, 4TH FLOOR
                            NEWARK, NEW JERSEY 07102



                                                                December 3, 2003



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

         RE:      Cash Accumulation Trust (the Fund)
                  Registration Nos. 2-91889 and 811-4060
                  --------------------------------------

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectuses and statement of additional information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A, which was electronically filed with the Commission on December 1, 2003.

     If you have any questions concerning this filing, please contact Jonathan
D. Shain at (973) 802-6469.

                                                Very truly yours,


                                                /s/ JONATHAN D. SHAIN
                                                Jonathan D. Shain
                                                Secretary